Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Equity
16.	Equity

Common Stock

Authorized

As of September 30, 2025, and December 31, 2024, the Company had 2,000,000,000 and 81,632,654 shares of common stock authorized, each having a par value of $0.0001.

Issued and outstanding

As of September 30, 2025, and December 31, 2024, the Company had 744,121 and 125,421 shares of common stock issued and outstanding, respectively.

Transactions during the nine months ended September 30, 2025

On January 28, 2025, the Company entered into and completed a warrant inducement transaction with the holders of its Series A Common Stock Purchase Warrants pursuant to a warrant inducement agreement (“Series A Warrants”). Under the warrant inducement agreement, the exercise price of the outstanding Series A Warrants was reduced from $274.40 to $49.00 per share of common stock as an incentive for immediate exercise. As a result, the holders exercised all outstanding Series A Warrants, and the Company issued 39,565 shares of common stock, generating gross proceeds of $1,938,772.

On February 2, 2025, the Company issued 125 shares of common stock to a consultant in relation to the acquisition of the License # 2 IPR&D asset.

On March 7, 2025, the Company repurchased a total of 3 shares of common stock from two existing shareholders at for total consideration of approximately $52. The shares were retired upon repurchase.

On March 18, 2025, the Company entered into a securities purchase agreement with an existing investor to repurchase nine (9) shares of common stock and warrants to purchase 11 shares of common stock at an exercise price of $14,700 per share. The total consideration paid in the transaction was $127. The repurchased shares and warrants were retired and cancelled. The transaction was initiated by the existing investor.

On March 21, 2025, the Company entered into a Securities Purchase Agreement between the Company and certain institutional investors with respect to a registered direct offering for the offer and sale of 36,899 shares of common stock and 47,230 prefunded warrants for gross proceeds of $1,484,028, with the issuance cost of $238,722.

On March 26, 2025, the Company entered into a first amendment to the exclusive license agreement covering License # 2 (Note 12), expanding its rights to include the growing animal health market. The Company issued 3,429 shares of common stock in exchange for the expansion of its rights under License # 2.

On August 22, 2025, the Company entered into warrant inducement agreements with certain existing common stock purchase warrant holders. Under these warrant inducement agreements, the exercise price of the outstanding replacement warrants was reduced from $11.27 to $7.0525 per share of common stock as an incentive for the existing warrant holders’ immediate exercise of their warrants. As a result, these holders exercised all outstanding replacement warrants, and the Company issued new common stock purchase warrants exercisable for an aggregate of 236,543 shares of common stock, generating gross proceeds of $1,668,219, with the issuance cost of $156,775. These warrant inducement transactions were consummated on August 25, 2025.

On September 23, 2025, in connection with the ELOC Agreement, the Company issued 10,300 shares of common stock pre-delivery shares to the investor for total proceeds of $7. In addition, the Company issued 56,700 shares of common stock with a fair value of $306,180, as a commitment fee and consideration under the ELOC Agreement. These shares were non-cash consideration and were accounted for as issuance cost allocated to the convertible debt and derivative liability (Note 14).

During the nine months ended September 30, 2025, the Company sold an aggregate of 187,843 shares of common stock under its at-the-market (ATM) equity offering program, generating total gross proceeds of approximately $1,730,292. After deducting total commissions and fees of approximately $58,188, net proceeds amounted to approximately $1,672,104. The shares were issued in multiple tranches between April and August 2025, with sales prices ranging from $2.26 to $3.39 per share.

Transactions during the nine months ended September 30, 2024

On April 30, 2024, the Company issued 194 shares of common stock on acquisition of License # 2 and $492,945 was recognized in equity. A total of $nil was recognized in common stock and the remainder of $492,945 to additional paid in capital (Note 12). These shares are unregistered and restricted from trading as disclosed in Note 12.

On May 3, 2024, the Company committed to issue 500 fully vested shares of common stock, of which 125 shares of common stock were issued by September 30, 2024, for the acquisition of License # 2. A total of $1,117,832 was recognized in equity, of which $nil was recognized in common stock and the remainder of $1,117,832 to additional paid in capital (Note 12). These shares are unregistered and restricted from trading as disclosed in Note 12.

On August 2, 2024, the Company issued 265 shares of common stock as consideration for purchasers who entered into the Securities Purchase Agreement. Transaction costs of $51,942 were associated with this share issuance. A total of $325,819 was recognized in equity.

On September 24, 2024, the Company issued 1,816 shares of common stock and 4,015 pre-funded warrants in lieu of shares of common stock, along with 10,437 common stock purchase warrants. The purchasers had the option to elect to purchase pre-funded warrants in lieu of common stock in order to avoid exceeding the Beneficial Ownership Limitation, which is 4.99% (or 9.99% upon election of the holder prior to the issuance of any warrants) of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon exercise of the warrant. The pre-funded warrants had an exercise price of $0.49, had no expiry date and had a cashless exercise provision. All pre-funded warrants were exercised by September 30, 2024. The purchase price of each share of common stock and accompanying warrants was $1,372, and the purchase price of each pre-funded warrant and accompanying warrants was equal to such price minus $0.49. Share issuance costs of $955,000 were associated with this offering. A total of $7,045,000 was recognized in equity, of which $1 was recognized in common stock and the remainder of $7,044,999 to additional paid in capital.

Preferred Stock

Authorized

As of September 30, 2025, and December 31, 2024, the Company had 500,000,000 of preferred stock authorized, respectively, each share of preferred stock having a par value of $0.0001.

Issued and outstanding

As at September 30, 2025, and December 31, 2024, the Company had 6,372,874 and nil shares of Series B Preferred Stock issued and outstanding.

Transactions during the nine months ended September 30, 2025, and 2024

On March 26, 2025, at a special meeting of the Company’s shareholders, the shareholders approved the issuance of 3,036,437 shares of non-trading, non-convertible Series B Preferred Stock to GB Capital Ltd as a signing bonus pursuant to that certain Second Amended and Restated Consulting Agreement for Non-Employee Chief Executive Officer between the Company and GB Capital Ltd, dated October 25, 2024, as amended; and 3,336,437 shares of non-trading, non-convertible Series B Preferred Stock to Northstrive Companies Inc as a signing bonus pursuant to that certain Second Amended and Restated Consulting Agreement for Non-Executive Chairman between the Company and Northstrive Companies Inc., dated October 25, 2024, as amended. The total issuances of Series B Preferred Stock approved by the shareholders at this meeting was 6,372,874 shares. These bonuses to GB Capital Ltd and Northstrive Companies Inc. in the form of Series B Preferred Stock represented bonuses of $75,000 to each entity pursuant to their respective agreements aforementioned in this paragraph. These bonuses, totaling $150,000, were accrued and included in due to related parties as of December 31, 2024.

Equity Warrants

Transactions during the nine months ended September 30, 2025.

On January 28, 2025, in connection with the warrant inducement agreement (see above) and the exercise of the Series A Warrants, the Company issued 39,565 replacement warrants with an initial exercise price of $67.38 and a five-year term. On April 29, 2025, the exercise price of the replacement warrants were reset to the contractual floor price of $11.27 per share. Following the adjustment, each of the five investors held 47,309 warrants, resulting in a total of 236,543 replacement warrants outstanding at the adjusted exercise price, maintaining the aggregate exercise value of $2,665,836.

On March 18, 2025, the Company entered into a securities purchase agreement with an existing investor to repurchase warrants to purchase 11 shares of common stock at an exercise price of $14,700 per share for a nominal amount.

On March 24, 2025, the Company consummated a registered direct offering with institutional investors, issuing 36,899 shares of common stock and 47,230 pre-funded warrants. The pre-funded warrants are immediately exercisable at an exercise price of $0.00035 per share, subject to a beneficial ownership limitation of 4.99%, which may be increased to 9.99% at the holder’s election.

On April 14, 2025, all 47,230 pre-funded warrants issued in connection with the Company’s registered direct offering consummated on March 24, 2025 were fully exercised for shares of common stock, at an exercise price of $0.00035 per share.

On August 22, 2025, the Company entered into a warrant inducement agreement with existing warrant holders to amend and reprice their outstanding common stock purchase warrants and issue new common stock purchase warrants to the existing warrant holders. These holders’ existing warrants were repriced from $11.27 to $7.05 per share, and holders agreed to exercise those repriced warrants in exchange for 236,543 new unregistered warrants with an exercise price of $6.62 per share. The transaction closed on August 25, 2025, generating gross proceeds of $1,668,219 with the issuance cost of $156,775.

Transactions during the nine months ended September 30, 2024.

On September 24, 2024, with each of the 5,831 shares of common stock or pre-funded warrants issued on the same date, the Company also issued one Series A Warrant (the “Series A Warrants”) and one Series B Warrant (the “Series B Warrants”). The Series A Warrants will be exercisable beginning on the date of completion of the requisite waiting period following the filing of the Information Statement related to the approval by the stockholders of the Company (the “Initial Exercise Date” or “Shareholder Approval Date”) of the issuance of shares upon exercise of the Warrants, among other things (the “Shareholder Approval”). The Initial Exercise Date was October 30, 2024. The Series B Warrants will be exercisable beginning on the Shareholder Approval Date. The Series A Warrants will expire on the five-year anniversary of the Initial Exercise Date and the Series B Warrants will expire on the two and one-half-year anniversary of the Initial Exercise Date. The exercise price of the Series A and Series B Warrants shall be $1,862, subject to adjustments.

On September 24, 2024, the Company issued 292 placement agent warrants to the placement agent in connection with the financing that closed on the same date (the “Placement Agent Warrants”). These Placement Agent Warrants have an exercise price of $1,646 and shall expire three and a half years from issuance. As these warrants are accounted for as equity warrants, they have no net impact on the consolidated statement of changes in stockholders’ equity.

As of September 30, 2025, the following equity warrants were outstanding:

Outstanding	Expiry date	Weighted average exercise price ($)
52	August 28, 2026	14,700
11	March 12, 2027	14,700
292	March 24, 2028	1,646
236,543	August 25, 2030	6.62
236,898		12.54

As of September 30, 2025, and December 31, 2024, the weighted average life of equity warrants outstanding was 4.90 and 4.82 years, respectively.

Stock Options

The Company has a stock option plan included in the Company’s 2020 Equity Incentive Plan (the “Plan”) where the Board of Directors or any of its committees can grant Incentive Stock Options, Nonstatutory Stock Options, and Restricted Stock to employees, advisors and directors of the Company. As of September 30, 2025 and December 31, 2024, the aggregate number of shares allocated and made available for issuance pursuant to stock options granted under the Plan shall not exceed 354 shares. The Plan shall remain in effect until it is terminated by the Board of Directors.

Transactions during the nine months ended September 30, 2025

There was no stock option activity during the nine months ended September 30, 2025.

Transactions during the nine months ended September 30, 2024

In January 2024, the Company granted 3 stock options with a contractual life of ten years and an exercise price of $24,500 per common stock. These stock options were valued at $16,178 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

On March 6, 2024, the Company granted 16 stock options with a contractual life of ten years and an exercise price of $4,900 per common stock. These stock options were valued at $52,845 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

The continuity of stock options for the nine months ended September 30, 2025, and December 31, 2024, is summarized below:

	Number of stock options	Weighted average exercise price
Outstanding, December 31, 2023	311	8362.45
Granted	18	7548.66
Forfeited	(116)	8500.21
Outstanding, December 31, 2024	213	8,215.36
Granted	-	-
Forfeited/Cancelled	(72)	(8,167.52)
Exercised	-	-
Outstanding, September 30, 2025	141	8,239.86

As of September 30, 2025, the following options were outstanding, entitling the holders thereof the right to purchase one common stock for each option held as follows:

Outstanding	Vested	Expiry date	Weighted average exercise price ($)
82	82	08-Feb-31	2,940
7	7	27-Feb-31	2,940
4	3	30-Sep-32	6,566
16	12	30-Sep-32	24,500
16	10	1-May-33	24,500
16	6	5-Mar-24	4,900
141	120		8,239.86

As of September 30, 2025, and December 31, 2024, the weighted average life of stock options outstanding was 6.20 years and 6.88 years, respectively.

With the sale of the Company’s skincare business on January 16, 2025, 51 vested stock options with a weighted average exercise price of $5,936 have been cancelled on April 16, 2025, after the 90-day exercise window following termination of employment with the Company.

During the nine months ended September 30, 2025 and 2024, the Company recorded $(29,817) and $57,521, respectively, in share-based compensation expense, of which $49,785 and ($79,600), and $67,942 and $(10,421), respectively is included in office and administration and discontinued operations, respectively.

Within discontinued operations for the nine months ended September 30, 2025 and 2024, ($73,768) and ($5,832), and $(13,964) and $3,543, respectively is included in office and administration and research and development, respectively.

12.	Equity

Common Stock

Authorized

As of December 31, 2024 and 2023, the Company had 285,714,286 and 42,857,143 common stock authorized, respectively, each having a par value of $0.0001.

Issued and outstanding

As of December 31, 2024 and 2023, the Company had 438,987 and had 12,384 shares issued and outstanding, respectively (Note 1)

Transactions during the year ended December 31, 2024

On April 30, 2024, the Company issued 679 common stock on acquisition of License #2 and $492,945 was recognized in equity. A total of $nil was recognized in common stock and the remainder of $492,945 to additional paid in capital (Note 9). These shares are unregistered and restricted from trading as disclosed in Note 9.

On May 3, 2024, the Company committed to issue 1,750 fully vested shares for the acquisition of License #2. As at December 31, 2024, 1,312 of these shares have been issued. A total of $1,117,833 was recognized in equity in relation to the issuance of these shares, of which $nil was recognized in common stock and the remainder of $1,117,833 to additional paid in capital (Note 9). These shares are unregistered and restricted from trading as disclosed in Note 9.

On August 2, 2024, the Company issued 929 shares as consideration for purchasers who entered into the Securities Purchase Agreement (Note 11). Transaction costs of $51,942 were associated with this share issuance. A total of $325,819 was recognized in equity, of which $nil was recognized in common stock and the remainder of $325,819 to additional paid in capital.

On September 24, 2024, the Company issued 6,357 shares of the Company’s common stock and 14,051 pre-funded warrants in lieu of shares of common stock, along with 36,531 common stock purchase warrants. The purchasers had the option to elect to purchase pre-funded warrants in lieu of common shares in order to avoid exceeding the Beneficial Ownership Limitation, which is 4.99% (or 9.99% upon election of the holder prior to the issuance of any warrants) of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon exercise of the warrant. The pre-funded warrants had an exercise price of $0.14, had no expiry date and had a cashless exercise provision. All pre-funded warrants were exercised by December 31, 2024. The purchase price of each share of common stock and accompanying warrants was $392, and the purchase price of each pre-funded warrant and accompanying warrants was equal to such price minus $0.14. Share issuance costs of $955,000 were associated with this offering. A total of $7,045,000 was recognized in equity, of which $2 was recognized in common stock and the remainder of $7,044,998 to additional paid in capital.

Transactions during the year ended December 31, 2023

On January 6, 2023, the Company issued 45 common stock upon the exercise of 45 stock options with an exercise price of $840 per common stock for $37,500, of which $nil was recognized in common stock and the remaining $37,500 in additional paid-in capital.

On March 2, 2023, the Company issued 179 common stock and 179 common stock purchase warrants for $750,000, of which $nil was recognized in common stock and the remaining $750,000 in additional paid-in capital. These warrants are accounted for as equity warrants.

On April 14, 2023, the Company issued 70 common stock, of which $nil was recognized in common stock and the remaining $293,589 in additional paid-in capital.

On May 15, 2023, the Company issued 7 common stock, of which $nil was recognized in common stock and the remaining $30,000 was recognized in additional paid-in capital.

On August 25, 2023, the Company issued 33 common stock, of which $nil was recognized in common stock and the remaining $140,000 was recognized in additional paid-in capital.

On September 13, 2023, the Company issued 60 common stock and 72 common stock purchase warrants, of which $nil was recognized in the common stock and the remaining $249,997 was recognized in additional paid-in capital. These warrants are accounted for as equity warrants.

On November 21, 2023, the Company completed its IPO and issued 1,071 common shares, of which $nil was recognized in common stock and the remaining $6,000,000 was recognized in additional paid in capital. The gross proceeds of the offering were $6,000,000. The Company issued 54 underwriter warrants in connection with the IPO exercisable at $5,600 per warrant (Note 10). Additionally, the 153 series 1 preferred shares, 2,596 series 2 preferred shares, and 1,330 series A preferred shares were converted to common shares on a 1:1 basis. This conversion resulted in accordance with the original terms of the preferred shares and as such no gain or loss were recorded on the conversion. This resulted in the Company issuing a total of 4,079 common shares. In connection with the IPO financing, the Company paid share issuance costs of $762,194 consisting of $730,000 in underwriting fees, and $32,194 in other directly related expenses. The Company also incurred listing expenses in the amount of $450,079 in connection with its IPO.

Preferred Stock

Authorized

As of December 31, 2024, and December 31, 2023, the Company had 500,000,000 and 75,000,000, respectively, of all preferred stock authorized, each having a par value of $0.0001 per stock.

Issued and outstanding

As at December 31, 2024, and December 31, 2023, the Company had Nil preferred stock issued and outstanding.

Transactions during the years ended December 31, 2024 and 2023

On November 21, 2023 the Company completed its IPO and converted the 153 series 1 preferred shares, 2,596 series 2 preferred shares, and 1,330 series A preferred shares into common shares on a 1:1 basis.

Equity Warrants

Transactions during the year ended December 31, 2024

On September 24, 2024, with each of the 20,408 shares of common stock or pre-funded warrants issued on the same date, the Company also issued one Series A Warrant (the “Series A Warrants”) and one Series B Warrant (the “Series B Warrants”). The Series A Warrants will be exercisable beginning on the date of completion of the requisite waiting period following the filing of the Information Statement related to the approval by the stockholders of the Company (the “Initial Exercise Date” or “Shareholder Approval Date”) of the issuance of shares upon exercise of the Warrants, among other things (the “Shareholder Approval”). The Initial Exercise Date was October 30, 2024. The Series B Warrants will be exercisable beginning on the Shareholder Approval Date. The Series A Warrants will expire on the five-year anniversary of the Initial Exercise Date and the Series B Warrants will expire on the two and one-half-year anniversary of the Initial Exercise Date.

The exercise price of the Series A and Series B Warrants shall be $532, subject to adjustments, including the following:

A.	On the day that is the eleventh trading day following the Initial Exercise Date (the “Reset Date”), the exercise price shall be adjusted to equal the reset price (the “Reset Price”), which is the greater of:

(i)	the lowest daily volume-weighted average price (“VWAP”) during the 10-day period following the Initial Exercise Date (the “Reset Period”); and

(ii)	the floor price in effect as of the Reset Date, being a price equal to $78.40 (the “Floor Price”).

B.	Upon reset of the Series A and Series B Warrants’ exercise price, the number of Series A and Series B Warrants and the number of common shares issuable shall be increased such that the aggregate exercise price (“Initial Exercise Value”) on the issuance date shall remain unchanged following such reset.

Furthermore, holders of the Series B Warrants may effect an “alternative cashless exercise”. In such an event, the aggregate number of common shares issuable in such alternative cashless exercise shall equal the product of (i) the aggregate number of common shares that would be issuable upon exercise of a Series B Warrant if such exercise were by means of a cash exercise rather than a cashless exercise, multiplied by (ii) 3.0.

As of the Reset Date, the exercise price of the Series A Warrants has been adjusted to the Floor Price of $78.40. In addition, the number of Series A Warrants outstanding was adjusted to 138,485 such that the Initial Exercise Value on the issuance date remained unchanged.

As of the Reset Date, the exercise price of the Series B Warrants has been adjusted to the Floor Price. In addition, the number of Series B Warrants outstanding was adjusted to 134,425 such that the Initial Exercise Value on the issuance date remained unchanged. All of the Series B Warrants were exercised using the alternative cashless exercise resulting in the issuance of 403,275 common shares.

On September 24, 2024, the Company issued 1,021 placement agent warrants to the placement agent in connection with the financing that closed on the same date (the “Placement Agent Warrants”). These Placement Agent Warrants have an exercise price of $470.40 and shall expire three and a half years from issuance. As these warrants are accounted for as equity warrants, they have no net impact on the consolidated statement of changes in stockholders’ equity.

Transactions during the year ended December 31, 2023

On March 2, 2023, the Company issued 179 common stock and 179 common stock purchase warrants. Each warrant is exercisable at $4,200 per common stock. The warrants shall be exercisable, in whole or in part at the issue date but such exercisability shall cease upon the date of the Company’s IPO and listing of its common shares on the Nasdaq Capital Market or other Trading Market and shall continue to be exercisable in whole or in part immediately after the Lock-up Period but no later than the Warrant Expiration Date or Accelerated Warrant Expiration Date (the “Exercise Period”). In the event of the Company’s initial public offering and listing of shares of its common stock on a Trading Market, the Company shall notify the holder at least fifteen (15) calendar days prior to the consummation of such IPO. “Trading Market” shall mean a “national securities exchange” that has registered with the SEC under Section 6 of the Securities Exchange Act of 1934. The Expiration Date shall be the earlier of (i) three years and one hundred eighty (180) days from the issue date (the “Warrant Expiration Date”) or (ii) upon the Company’s reasonable judgment and written notice to the purchaser, of the Company’s option to accelerate the Warrant Expiration Date whereby upon purchaser’s receipt of the Company’s written notice of acceleration during the Exercise Period, the Purchaser’s option to exercise any number of warrants shall occur no later than fourteen (14) days following the receipt of the written notice of acceleration (the “Accelerated Warrant Expiration Date”). For the avoidance of doubt, it shall be reasonable for the Company to accelerate the Expiration Date of this warrant to coincide with transactions including, but not limited to (i) a change of control including but not limited to the voluntary or involuntary sale, assignment, transfer or other disposition, or transfer by operation of law, of more than 50% of any direct or indirect equity interest of the Company; or (ii) a subsequent capital financing other than the IPO consisting of but not limited to an offer or proposal for, or indication of interest in, the issuance of debt or the capital stock of the Company.

On September 13, 2023, the Company issued 60 common stock and 72 common stock purchase warrants. Each warrant is exercisable at $4,200 per common stock. The Warrants shall be exercisable, in whole or in part immediately upon issuance, but such exercisability shall cease upon the date of the Company’s initial public offering (the “IPO”) and listing of its Common Shares on the Nasdaq Capital Market or other Trading Market (as defined herein) and will only become exercisable after the expiration of one hundred eighty (180) days following the Company’s initial public offering (the “Lock-up Period”). The expiration date shall be three years and one hundred eighty (180) days following the issuance of the Warrant Shares.

As of December 31, 2024, the following equity warrants were outstanding:

Outstanding	Expiry date	Weighted average exercise price ($)
179	August 28, 2026	4,200.00
72	March 12, 2027	4,200.00
138,485	October 30, 2029	78.40
1,021	March 24, 2028	470.40
139,978		88.67

As of December 31, 2024, and December 31, 2023, the weighted average life of equity warrants outstanding was 4.82 and 2.81 years, respectively.

Stock Options

The Company has a stock option plan included in the Company’s 2020 Equity Incentive Plan (the “Plan”) where the Board of Directors or any of its committees can grant Incentive Stock Options, Nonstatutory Stock Options, and Restricted Stock to employees, advisors and directors of the Company. As of December 31, 2024 and 2023, the aggregate number of shares allocated and made available for issuance pursuant to stock options granted under the Plan shall not exceed 1,239 shares. The plan shall remain in effect until it is terminated by the Board of Directors.

Transactions during the year ended December 31, 2024

In January 2024, the Company granted 9 stock options with a contractual life of ten years and an exercise price of $7,000 per common stock. These stock options were valued at $16,178 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

On March 6, 2024, the Company granted 57 stock options with a contractual life of ten years and an exercise price of $1,400 per common stock. These stock options were valued at $52,845 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

Transactions during the year ended December 31, 2023

On February 1, 2023, the Company granted 7 stock options with a contractual life of ten years and an exercise price of $7,000 per common stock. These stock options were valued at $10,767 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

From May 12, 2023 to June 30, 2023, the Company granted 159 stock options (includes 57 each to two of its newly appointed independent directors) with a contractual life of ten years and an exercise price of $7,000 per common stock. These stock options were valued at $584,787 using the Black-Scholes Option Pricing Model. The options vest 25% on the first vesting date and the remaining 75% vest evenly over 36 months thereafter.

On June 30, 2023, the Company cancelled and reissued 57 options previously issued to an advisor of the Company upon their appointment as a director effective June 1, 2023. The cancelled and re-issued options had the same exercise price of $7,000 per common stock and the same vesting terms and expiry date, and as such the cancellation and reissuance had no impact on the Company’s consolidated financial statements.

On July 1, 2023, the Company granted 1 stock options with a contractual life of ten years and an exercise price of $7,000 per common stock. These stock options were valued at $3,940 using the Black-Scholes Option Pricing Model. The options vest 25% on the first vesting date and the remaining 75% vest evenly over 36 months thereafter.

The following assumptions were used in the Black-Scholes option pricing model:

	December 31, 2024	December 31, 2023
Risk-free interest rate	3.95% - 4.19%	3.39% - 3.86%
Expected life	10 years	10 years
Expected dividend rate	0.00%	0.00%
Expected volatility	100%	100%
Forfeiture rate	0.00%	0.00%

The continuity of stock options for the years ended December 31, 2024 and 2023 is summarized below:

	Number of stock options	Weighted average exercise price
Outstanding, December 31, 2022	976	1,512.00
Granted	167	7,000.00
Forfeited	(10)	840.00
Exercised	(45)	840.00
Outstanding, December 31, 2023	1,088	2,389.27
Granted	66	2,156.76
Forfeited	(407)	2,428.63
Outstanding, December 31, 2024	747	2,347.25

As of December 31, 2024, the following options were outstanding, entitling the holders thereof the right to purchase one common stock for each option held as follows:

Outstanding	Vested	Expiry date	Weighted average exercise price ($)
459	450	February 8, 2031	840
25	25	February 27, 2031	840
4	2	April 25, 2032	840
11	7	June 1, 2032	1,876
11	6	September 30, 2032	1,876
57	32	September 30, 2032	7,000
7	4	October 15, 2032	1,876
4	2	November 1, 2032	7,000
7	3	February 1, 2033	7,000
36	14	April 16, 2033	7,000
57	24	May 1, 2033	7,000
7	3	June 27, 2033	7,000
1	-	July 1, 2033	7,000
4	-	February 12, 2034	7,000
57	-	March 5, 2024	1,400
747	572		2,347.25

As of December 31, 2024 and 2023, the weighted average life of stock options outstanding was 6.88 years and 7.84 years, respectively.

With the sale of the skincare business on January 16, 2025, 253 stock options with a weighted average exercise price of $2,334 will be forfeited or expire after the 90-day exercise window following termination of employment with the Company.